Segment Information - Summary of Capital Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Capital expenditure	£ 3,963	£ 3,522	£ 3,454
Acquisition of spectrum	304
Capital expenditure including spectrum	4,267
Consumer [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	994	919	853
Capital expenditure including spectrum	994
Enterprise [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	501	492	454
Capital expenditure including spectrum	501
Global Services [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	245	278	361
Capital expenditure including spectrum	245
Openreach [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	2,081	1,699	1,620
Capital expenditure including spectrum	2,081
Other [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	142	134	166
Acquisition of spectrum	304
Capital expenditure including spectrum	446
Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	680	642	621
Intangible Assets [Member] | Consumer [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	276	236	225
Intangible Assets [Member] | Enterprise [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	180	180	141
Intangible Assets [Member] | Global Services [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	93	92	126
Intangible Assets [Member] | Openreach [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	82	70	74
Intangible Assets [Member] | Other [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	49	64	55
Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	3,283	2,880	2,833
Property, Plant and Equipment [Member] | Consumer [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	718	683	628
Property, Plant and Equipment [Member] | Enterprise [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	321	312	313
Property, Plant and Equipment [Member] | Global Services [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	152	186	235
Property, Plant and Equipment [Member] | Openreach [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,999	1,629	1,546
Property, Plant and Equipment [Member] | Other [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	£ 93	£ 70	£ 111